DIGITAL ASSETS	9 Months Ended
Sep. 30, 2025
Digital Assets
DIGITAL ASSETS

NOTE 3. DIGITAL ASSETS

The following table summarizes the Company’s digital asset holdings as of September 30, 2025:

September 30, 2025
Digital Asset	Holdings	Cost Basis	Fair Value	Hierarchy

BTC	0.27	$32,030	$30,859	Level 1
ETH	6.47	$30,000	$26,822	Level 1
ADA	32,013.95	$30,000	$25,852	Level 1
XRP	8,036.70	$22,930	$22,880	Level 1
	40,057.40	$114,960	$106,402